Long-term debt, current and non-current, details 1 (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Maturities of Long-term Debt [Abstract]
Long-term Debt, Maturities, Repayments of Principal in Next Twelve Months	$ 43,304
Long-term Debt, Maturities, Repayments of Principal in Year Two	43,304
Long-term Debt, Maturities, Repayments of Principal in Year Three	179,333
Long-term Debt, Maturities, Repayments of Principal in Year Four	17,376
Long-term Debt, Maturities, Repayments of Principal in Year Five	165,576
Long-term Debt, Maturities, Repayments of Principal after Year Five	21,942
Total debt outstanding	$ 470,835	$ 423,056